Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (22,609)	¥ 97,999
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(3,371)	(4,827)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (273)	¥ (5,698)

[1]	Amounts include the net gain (loss) of ¥(5,698) million and ¥(273) million on the credit derivatives hedging the credit risk of loans during the six months ended September 30, 2016 and 2017, respectively.